SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation and Principles of Consolidation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Current assets:
Cash and cash equivalents	$ 7,476,247	$ 14,319,234
Restricted cash		659,779
Accounts receivable, net	1,975,716	815,325
Bank acceptance receivable	4,131,392	2,585,886
Inventories, net	4,991,435	8,879,486
Prepayment to suppliers, net	708,248	1,215,105
Other current assets	286,564	1,559,174
TOTAL CURRENT ASSETS	34,512,621	30,033,989
Property and equipment, net	9,143,583	8,985,270
Intangible assets, net	3,423,582	1,726,928
Long-term investment	606,005	617,570
Operating lease right of use assets	59,300	86,584
Deferred tax assets	10,778	212,876
TOTAL ASSETS	51,257,994	64,526,617
Current liabilities:
Bank loans	479,715	140,578
Accounts payable	3,592,687	5,289,481
Contract liabilities	1,028,318	556,418
Bank notes payable		1,531,649
Deferred government grants - current	76,812	121,542
Taxes payable	203,498	815,811
Operating lease liabilities, current	73,560	23,859
Accrued expenses and other payables	1,205,549	701,263
TOTAL CURRENT LIABILITIES	6,660,139	9,180,601
Operating lease liabilities, long term	24,575	72,537
Deferred government grants - noncurrent	221,879	309,943
TOTAL LIABILITIES	6,906,593	9,563,081
Net revenue	46,471,478	64,855,025	$ 57,099,884
Income (loss) from operations	(7,902,904)	1,560,559	3,363,277
Net income (loss)	(7,780,620)	1,076,693	3,152,868
Net cash provided by operating activities	312,209	12,654,188	345,034
Net cash used in investing activities	(4,742,445)	(3,258,952)	(24,200,032)
Net cash provided by (used in) financing activities	(2,921,084)	(5,937,529)	23,993,338
Effect of exchange rate on cash	(151,446)	(1,086,067)	601,903
Net increase (decrease) in Cash, cash equivalents and restricted cash	(7,502,766)	2,371,640	740,243
VIE and its subsidiaries
Current assets:
Cash and cash equivalents	6,876,195	10,027,168
Restricted cash		659,779
Accounts receivable, net	1,975,422	815,022
Bank acceptance receivable	4,131,392	2,585,886
Inventories, net	4,991,435	8,879,486
Prepayment to suppliers, net	708,097	1,214,951
Other current assets	229,992	1,493,304
TOTAL CURRENT ASSETS	18,912,533	25,675,596
Property and equipment, net	9,873,502	9,361,862
Intangible assets, net	3,423,582	1,726,928
Long-term investment	606,005	617,570
Other long-term assets		172,911
Operating lease right of use assets	59,300	86,584
Deferred tax assets	10,778	212,876
TOTAL ASSETS	32,885,700	37,854,327
Current liabilities:
Bank loans	479,715	140,578
Accounts payable	3,578,494	5,266,571
Contract liabilities	1,028,318	556,418
Bank notes payable		1,531,649
Deferred government grants - current	76,812	121,542
Taxes payable	225,683	825,301
Operating lease liabilities, current	73,560	23,859
Accrued expenses and other payables	1,207,536	701,263
TOTAL CURRENT LIABILITIES	6,670,118	9,167,181
Operating lease liabilities, long term	24,575	72,537
Deferred government grants - noncurrent	221,879	309,943
TOTAL LIABILITIES	6,916,574	9,549,661
Net revenue	46,471,478	64,468,807	57,049,381
Income (loss) from operations	(1,722,218)	2,502,014	2,370,647
Net income (loss)	(1,674,516)	2,752,212	2,857,492
Net cash provided by operating activities	1,203,386	12,901,270	2,122,539
Net cash used in investing activities	(3,700,105)	(1,153,972)	(1,781,618)
Net cash provided by (used in) financing activities	(1,190,278)	(5,937,529)	123,697
Effect of exchange rate on cash	(123,754)	(1,018,698)	343,759
Net increase (decrease) in Cash, cash equivalents and restricted cash	$ (3,810,751)	$ 4,791,071	$ 808,377